OTHER OPERATING INCOME (EXPENSES), NET - Additional Information (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Text Block [Abstract]
Exclusion of ICMS from PIS/COFINS base	R$ 104,650
Tax credits from investment grant	96,767
Other tax credits	R$ 2,277